FINANCIAL INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Working capital, cooperative arrangements (current assets)	$ 12,779	$ 0
Loan to First Olsen Ltd - refer to Note 5	0	26,809
Working capital, cooperative arrangements (non-current assets)	18,941	22,034
Credit Facility	(230,000)	(75,000)
Fair Value [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents	24,006	17,221
Marketable Securities	583	0
Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Working capital, cooperative arrangements (current assets)	12,779	0
Loan to First Olsen Ltd - refer to Note 5	0	26,809
Working capital, cooperative arrangements (non-current assets)	18,941	22,034
Credit Facility	(230,000)	(75,000)
Carrying Value [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents	24,006	17,221
Marketable Securities	$ 583	$ 0